CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2024
CASH EQUIVALENTS
CASH EQUIVALENTS	NOTE E - CASH EQUIVALENTS Cash equivalents of $58,410 and $491,976 as of March 31, 2024 and 2023, respectively, include money market accounts with interest rates ranging from 0.10% to 4.00% per annum.